Financial costs - net	12 Months Ended
Dec. 31, 2023
Financial Costs [Abstract]
Financial costs - net

Note 19 - Financial costs - net

For the years ended December 31, 2023, 2022, and 2021, the financial (costs) income is included as indicated below:

	December 31, 2023		December 31, 2022		December 31, 2021
Financial income:
Interest income	Ps.	16,640	Ps.	11,686	Ps.	7,381
Other commissions		9,429		8,154		607
Financial income	Ps.	26,069	Ps.	19,840	Ps.	7,988
Financial costs:
Interest cost on lease liabilities		(762,872)		(507,875)		(440,678)
Interest cost on Promissory Notes		(619,779)		(615,592)		(537,411)
Loss related to modification of Promissory Notes		(55,527)		—		—
Loss related to remeasurement of Promissory Notes		(28,709)		—		—
Interest on bonus payable to related parties		(4,523)		(3,460)		(3,077)
Interest cost on credit lines		(30,473)		—		—
Interest cost on financing of transportation and store equipment (Debt)		(25,224)		(41,859)		(23,369)
Financial costs	Ps.	(1,527,107)	Ps.	(1,168,786)	Ps.	(1,004,535)
Exchange rate fluctuation:
Gain for exchange rate fluctuation		667,118		285,990		2,853
Loss for exchange rate fluctuation		(60,848)		(21,060)		(125,221)
Gain (loss) for exchange rate fluctuation - net	Ps.	606,270	Ps.	264,930	Ps.	(122,368)
Financial costs - net	Ps.	(894,768)	Ps.	(884,016)	Ps.	(1,118,915)